Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock	Additional Paid in Capital	Accumulated Other Comprehensive Income (loss)	Statutory Reserve	Retained earnings	Total Stockholders' Equity	Non-Controlling Interest	Total
Balance at Sep. 30, 2017	$ 10,000	$ 5,023,080	$ 718,941	$ 229,512	$ 3,774,805	$ 9,756,338	$ 896,576	$ 10,652,914
Balance (in shares) at Sep. 30, 2017	10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issuance - IPO, net	$ 1,932	6,299,739				6,301,671		6,301,671
Share issuance - IPO, net (in shares)	1,932,000
Foreign currency translation gain			647,231			647,231	53,364	700,595
Net income (loss) for the period					1,199,353	1,199,353	(1,667)	1,197,686
Balance at Mar. 31, 2018	$ 11,932	11,322,819	1,366,172	229,512	4,974,158	17,904,593	948,273	18,852,866
Balance (in shares) at Mar. 31, 2018	11,932,000
Balance at Sep. 30, 2018	$ 11,932	11,322,819	(222,830)	229,512	6,996,837	18,338,270	875,372	19,213,642
Balance (in shares) at Sep. 30, 2018	11,932,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for convertible notes redemption	$ 131	485,077				485,208		485,208
Issuance of common shares for convertible notes redemption (in shares)	131,223
Beneficial conversion feature associated with convertible notes		670,618				670,618		670,618
Issuance of warrants associated with convertible notes		1,819,997				1,819,997		1,819,997
Foreign currency translation gain			662,891			662,891	20,723	683,614
Net income (loss) for the period					(170,076)	(170,076)	(1,015)	(171,091)
Balance at Mar. 31, 2019	$ 12,063	$ 14,298,511	$ 440,061	$ 229,512	$ 6,826,761	$ 21,806,908	$ 895,080	$ 22,701,988
Balance (in shares) at Mar. 31, 2019	12,063,223